Cover	9 Months Ended
May 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Responses to SEC Comments
Entity Registrant Name	BITMINE IMMERSION TECHNOLOGIES, INC.
Entity Central Index Key	0001829311
Entity Tax Identification Number	84-3986354
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2030 Powers Ferry Road SE
Entity Address, Address Line Two	Suite 212
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	404
Local Phone Number	816-8240
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false